Expense Example - FidelityHerefordStreetTrustFunds-RetailComboPRO - FidelityHerefordStreetTrustFunds-RetailComboPRO - Fidelity Treasury Only Money Market Fund - Fidelity Treasury Only Money Market Fund
Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530